Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income before income taxes [Abstract]
U.S.	$ (15,738)	$ 24,507	$ 9,062
Foreign	9,083	6,414	6,550
(Loss) income before income taxes	(6,655)	30,921	15,612
Current provision (benefit):
Federal	2,956	(11)	10,229
State	416	1,160	1,003
Foreign	2,085	2,687	1,496
Total current provision	5,457	3,836	12,728
Deferred (benefit) provision:
Federal	(6,376)	9,166	(8,203)
State	(1,141)	375	(1,162)
Foreign	548	(297)	118
Total deferred (benefit) provision	(6,969)	9,244	(9,247)
Total provision for income taxes	(1,512)	13,080	3,481
Reconciliation of statutory U.S. federal income tax rate to effective income tax rate [Abstract]
Income tax provision at statutory rate	35.00%	35.00%	35.00%
State income taxes	10.30%	4.00%	2.90%
Change in valuation allowance	(5.90%)	1.80%	(6.00%)
Research and development credit	8.30%	(2.70%)	(4.20%)
Foreign income tax rate differences	4.50%	(3.50%)	(9.80%)
Stock-based compensation expense	(5.90%)	2.00%	6.00%
Other non-deductible expenses	(4.40%)	5.30%	1.40%
Tax settlement	(15.60%)	0.00%	0.00%
Other, net	(3.60%)	0.40%	(3.00%)
Total	22.70%	42.30%	22.30%
Deferred Tax Assets:
Net operating loss carryforwards	21,759	18,675
General business credit carryforward	1,892	2,386
Reserves and allowances	40,623	26,726
Stock-based compensation expense	6,456	9,388
Other	7,840	6,540
Valuation allowance	(14,271)	(14,897)
Total deferred tax assets	64,299	48,818
Deferred Tax Liabilities:
Depreciation	23,734	15,037
Intangible assets	2,675	2,481
Other	5,029	866
Total deferred tax liabilities	31,438	18,384
Net deferred tax assets	$ 32,861	$ 30,434